MAINSTAY VP FUNDS TRUST

51 Madison Avenue

New York, NY 10010

February 4, 2013

Via EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, DC 20549

Re:	MainStay VP Funds Trust (“Registrant”)
MainStay VP Balanced Portfolio
MainStay VP Common Stock Portfolio
MainStay VP Mid Cap Core Portfolio
MainStay VP International Equity Portfolio
MainStay VP S&P 500 Index Portfolio
File Nos. 2-86082 and 811-03833-01

Dear Sir or Madam:

On behalf of the registrant listed above and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in a supplement, dated January 15, 2013 to the Prospectus for the MainStay VP Balanced Portfolio, MainStay VP Common Stock Portfolio, MainStay Mid Cap Core Portfolio, MainStay VP International Equity Portfolio and MainStay VP S&P 500 Index Portfolio (Accession Number 0001144204-13-002495). The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.

Any questions or comments on the filing should be directed to the undersigned at (973) 394-4436.

Sincerely,

/s/ Kevin M. Bopp

Kevin M. Bopp

Assistant Secretary